Stock Based Compensation (Details) - Employee and Non Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of stock option activity
Options outstanding, Beginning balance
Granted, shares	499,000	0
Exercised, shares
Canceled/expired/forfeited, shares	177,000
Options outstanding, Ending balance	322,000
Option exercisable
Options outstanding, Begining balance, Weighted Average Exercise Price Per Option
Granted, Weighted Average Exercise Price Per Option	2.05
Exercised, Weighted Average Exercise Price Per Option
Canceled/expired/forfeited, Weighted Average Exercise Price Per Option
Options outstanding, Ending balance, Weighted Average Exercise Price Per Option	2.05
Options exercisable, Weighted Average Exercise Price Per Option